Related Parties - Compensation Paid to Directors (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related party transactions [abstract]
Remuneration	¥ 696	¥ 683	¥ 691
STI (Short Term Incentive)	188	95	101
LTI (Long Term Incentive)	159	129	140
Total	¥ 1,043	¥ 907	¥ 932